Amplify High Income ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Description	Shares	Value

INVESTMENT COMPANIES - 99.5%
Equity - 9.5%
Aberdeen Total Dynamic Dividend Fund	1,131,906	$9,530,648
BlackRock Enhanced Global Dividend Trust	438,999	4,521,690
BlackRock Enhanced International Dividend Trust	1,397,206	7,349,303
Liberty All-Star Equity Fund (a)	1,695,156	11,493,158
		32,894,799

Fixed Income - 90.0%
Aberdeen Asia-Pacific Income Fund, Inc.	3,126,090	8,690,530
AllianceBernstein Global High Income Fund, Inc.	693,363	7,190,174
Blackrock Capital Allocation Trust	363,428	5,556,814
BlackRock Core Bond Trust (a)	335,758	4,123,108
BlackRock Corporate High Yield Fund, Inc.	339,947	3,416,467
BlackRock Credit Allocation Income Trust	900,720	10,511,403
BlackRock Multi-Sector Income Trust	241,367	3,724,293
BlackRock Taxable Municipal Bond Trust	370,354	7,295,974
Blackstone Strategic Credit Fund	690,363	8,091,054
Brookfield Real Assets Income Fund, Inc.	539,777	10,930,484
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	203,883	4,389,601
Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	506,836	10,101,242
DoubleLine Income Solutions Fund	777,514	9,905,528
DoubleLine Yield Opportunities Fund (a)	645,324	9,808,925
Eaton Vance Limited Duration Income Fund	175,929	1,922,904
First Trust High Yield Opportunities 2027 Term Fund (a)	656,087	10,175,909
First Trust Intermediate Duration Preferred & Income Fund (a)	497,779	10,040,203
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	156,368	2,794,296
Guggenheim Active Allocation Fund/DE	409,547	6,360,265
Highland Income Fund	706,217	8,107,371
Invesco Senior Income Trust	2,392,381	9,306,362
Invesco Value Municipal Income Trust	167,325	2,345,897
MainStay CBRE Global Infrastructure Megatrends Fund	571,420	9,348,431
Nuveen AMT-Free Municipal Credit Income Fund	214,298	2,998,029
Nuveen Credit Strategies Income Fund	1,762,636	9,694,498
Nuveen Floating Rate Income Fund	575,414	5,086,660
Nuveen Municipal Credit Income Fund (a)	342,389	4,611,980
Nuveen Preferred & Income Opportunities Fund	1,043,591	8,557,446
Nuveen Preferred & Income Securities Fund	1,200,401	9,327,116
Oxford Lane Capital Corp. (a)	1,795,391	11,975,258
PGIM Global High Yield Fund, Inc. (a)	822,635	9,855,167
PIMCO Access Income Fund	609,785	10,488,302
PIMCO Corporate & Income Opportunity Fund (a)	676,044	9,126,594
PIMCO Corporate & Income Strategy Fund	133,824	1,833,389
Pimco Dynamic Income Fund	529,299	11,480,495
PIMCO Dynamic Income Opportunities Fund	677,415	10,466,062
PIMCO High Income Fund	1,176,375	6,046,568
PIMCO Income Strategy Fund II	803,722	6,469,962
Thornburg Income Builder Opportunities Trust	621,207	9,429,922
Western Asset Diversified Income Fund	668,472	9,545,780
Western Asset Emerging Markets Debt Fund, Inc.	1,043,054	9,616,958
		310,747,421
Total Investment Companies (Cost $386,556,941)		343,642,220

MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class - 1.64% (b)	479,797	479,797
Total Money Market Funds (Cost $479,797)		479,797

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%
First American Government Obligations Fund - Class X - 1.94% (b)	10,866,005	10,866,005
Total Investments Purchased with Proceeds from Securities Lending (Cost $10,866,005)		10,866,005
Total Investments - 102.8%
(Cost $397,902,743)		$354,988,022

Percentages are based on Net Assets of $345,486,627.
(a)	All or a portion of this security is out on loan as of July 31, 2022. Total value of securities out on loan is $10,676,344 or 3.1% of net assets.
(b)	Seven-day yield as of July 31, 2022.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2022:

Category
Investments in Securities
Assets
Level 1
Investment Companies	$343,642,220
Money Market Funds	479,797
Investments Purchased with Proceeds from Securities Lending	10,866,005
Total Level 1	354,988,022
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$354,988,022

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.